Deferred income tax assets and liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax assets and liabilities [abstract]
Deferred income tax assets before offsetting	¥ 3,604,577	¥ 2,432,552	¥ 2,389,857
Offset amount	(1,304,486)	(1,168,595)
Deferred income tax assets after offsetting	2,300,091	1,263,957
Deferred income tax liabilities before offsetting	(5,871,166)	(3,431,347)	(3,819,609)
Offset amount	1,304,486	1,168,595
Deferred income tax liabilities after offsetting	(4,566,680)	(2,262,752)
Net deferred income tax assets and liabilities	¥ (2,266,589)	¥ (998,795)	¥ (1,429,752)	¥ (926,481)